Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration of Key Management Personnel [Abstract]
Schedule of Remuneration of Key Management Personnel
$’000	Year ended December 31,
	2023				2022				2021
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments
G. Cerrone (1)	717	100	-	562	296	148	-	-	330	855	-	624
Willy Simon	56			98	55			83	59			93
J Brancaccio	56	-	-	98	55	-	-	83	59	-	-	93
K. Shailubhai	-	-	-	-	-	-	379	(145)	-	210	600	492
T Adams	-				-	-	-	(1,967)	-	-	413	2,197
	829	100	-	758	406	148	379	(1,946)	448	1,065	1,013	3,499
(1)	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.

Schedule of Share Options were Granted to Directors	The following share options were granted to directors in the following periods:
	Year ended December 31,
	2023	2022	2021
	Number of options	Number of options	Number of options

W.Simon	75,000	-	-
J. Brancaccio	75,000	-	-
T Adams	-	-	3,500,000
	150,000		3,500,000